Pension Plans	9 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
Pension Plans
16.	Pension Plans
The Company and certain subsidiaries have contributory and
non-contributory
pension plans covering substantially all of their employees. Those contributory funded pension plans include defined benefit pension plans and defined contribution pension plans. Under the plans, employees are entitled to lump-sum
payments at the time of termination of their employment or pension payments. Defined benefit pension plans consist of a plan of which the amounts of such payments are determined on the basis of length of service and remuneration at the time of termination and a cash balance plan.
The Company and certain subsidiaries’ funding policy is to contribute annually the amounts actuarially determined. Assets of the plans are invested primarily in debt securities and marketable equity securities.
Net periodic pension cost for the nine months ended December 31, 2020 and 2021 consists of the following:

	Millions of yen
	Nine months ended December 31, 2020	Nine months ended December 31, 2021
Japanese plans:
Service cost	¥4,243	¥4,540
Interest cost	520	594
Expected return on plan assets	(1,820)	(1,997)
Amortization of prior service credit	(133)	(50)
Amortization of net actuarial loss	990	309

Net periodic pension cost	¥3,800	¥3,396

	Millions of yen
	Nine months ended December 31, 2020	Nine months ended December 31, 2021
Overseas plans:
Service cost	¥2,440	¥2,966
Interest cost	1,247	986
Expected return on plan assets	(2,677)	(3,139)
Amortization of prior service credit	(222)	(253)
Amortization of net actuarial loss	208	383
Amortization of transition obligation	1	1

Net periodic pension cost	¥997	¥944

Note:	Net periodic pension cost is charged to personnel expenses, which is included in selling, general and administrative expenses in the consolidated statements of income.
Net periodic pension cost for the three months ended December 31, 2020 and 2021 consists of the following:

	Millions of yen
	Three months ended December 31, 2020	Three months ended December 31, 2021
Japanese plans:
Service cost	¥1,414	¥1,517
Interest cost	174	175
Expected return on plan assets	(607)	(666)
Amortization of prior service credit	(44)	(17)
Amortization of net actuarial loss	330	103

Net periodic pension cost	¥1,267	¥1,112

	Millions of yen
	Three months ended December 31, 2020	Three months ended December 31, 2021
Overseas plans:
Service cost	¥814	¥992
Interest cost	420	327
Expected return on plan assets	(904)	(1,046)
Amortization of prior service credit	(75)	(85)
Amortization of net actuarial loss	71	128
Amortization of transition obligation	0	0

Net periodic pension cost	¥326	¥316

Note:	Net periodic pension cost is charged to personnel expenses, which is included in selling, general and administrative expenses in the consolidated statements of income.